Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2025	Dec. 31, 2024	Sep. 25, 2024	Sep. 04, 2024	Sep. 03, 2024	Mar. 08, 2024	Dec. 31, 2023
Ordinary shares, par value	$ 0.0001
Ordinary shares, shares authorized	500,000,000
Common Class A [Member]
Ordinary shares, par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	450,000,000	450,000,000
Ordinary shares, shares issued	9,815,000	7,350,000	7,350,000
Ordinary shares, shares outstanding	9,815,000	7,350,000
Common Class B [Member]
Ordinary shares, par value	$ 0.0001	$ 0.0001			$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	50,000,000	50,000,000			29,999,999
Ordinary shares, shares issued	22,650,000	22,650,000	22,650,000			1	30,000,000
Ordinary shares, shares outstanding	22,650,000	22,650,000					30,000,000